UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

116 Village Blvd.

 Princeton, NJ 08540

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 3/31/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Nile Pan Africa Fund

Annual Report

March 31, 2013

Investor Information: 1-877-68-AFRICA (1-877-682-3742)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Nile Pan Africa Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

NILE PAN AFRICA FUND 2013 ANNUAL REPORT

Introduction

Nile Capital Management is proud to announce its 2013 fiscal year performance update for the Nile Pan Africa Fund (Symbol: NAFAX), an actively managed mutual fund that focuses exclusively on the continent of Africa. This report covers the period from March 31, 2012 through March 31, 2013.

Performance Overview

For the twelve month period ending March 31, 2013, the Nile Pan Africa Fund (NAFAX) returned +25.46%. This compares favorably with performance of the MSCI Emerging Markets Index (+1.96%), MSCI Frontier Markets Index (+11.62%) and Dow Jones Africa Titans 50 Index (+7.17%) over the same period.

From its inception on 4/28/10 through 3/31/13, the Nile Pan Africa Fund has returned +13.84% annualized. This compares favorably with performance of +3.47% for the MSCI Emerging Markets Index, +2.16% for the MSCI Frontier Markets Index, and +2.45% for the Dow Jones Africa Titans 50 Index over the same period.

We are pleased to note that the Nile Pan Africa Fund continues to be highly ranked by Morningstar, as the fund was ranked in the top 1% out of 560 funds in Morningstar’s Diversified Emerging Markets category for Total 1 Year Return as of March 31, 2013.

What Worked, What Did Not

On a country level, Nigeria and South Africa accounted for the bulk of the gains in the fund for the past 12 months. We continue to be optimistic on the economic growth of Nigeria, as well as the growth of companies in South Africa focused on opportunities across the Sub-Saharan Africa (SSA) region.  On an industry level, Nigerian banks performed well in the past 12 months, with some banks gaining over 50% for the period.

On the flip side, growing concerns on China’s growth path has impacted the materials sector of the portfolio.  In particular, weakness in iron ore prices hurt one of our previous holdings, African Minerals, which was down more than -50% for the period.  We are actively monitoring risks and developments in this sector and remain underweight in materials as of the end of March.

2013 Outlook

We believe 2013 can be a great year for Africa equity and fixed income markets. Despite the worries of a EU recession and the “fiscal cliff” in the US, the fact remains that QE3 and the commitment of Ben Bernanke to provide liquidity will drive investment flows away from low yielding developed markets and into emerging and frontier markets. If taxes increase in the US, it could cause more investors to shift assets away from less attractive, lower-yielding strategies and into strategies with higher risk/reward ratios, such as emerging and frontier markets.

Conclusion

Our portfolio remains positioned to capture the long-term dynamics of Africa’s economic growth.

We thank you for your continued interest, loyalty and investment. This has been a volatile time for the global economy, emerging markets and Africa. We believe Africa today holds much of the long-term promise – and many of the investment opportunities – that China, India and Brazil did 20 years ago. In addition, Africa has vast natural resources and infrastructure opportunities that can greatly increase business efficiencies, industrial output and standards of living.

At times, investing in Africa can be a bumpy ride. But we are gratified you have decided to invest with Nile Capital Management.

Larry Seruma,

Chief Investment Officer

Performance Summary as of March 31, 2013

Fund Name	1 Year Return	Annualized Return Since Inception
Nile Pan Africa Fund (NAFAX) Without Load	25.46%	13.84%
Nile Pan Africa Fund (NAFAX) With 5.75% Load	18.21%	11.55%
Dow Jones Africa Titans 50 Index	7.17%	2.45%
MSCI Emerging Markets Index	1.96%	3.47%
MSCI Frontier Markets Index	11.62%	2.16%

Fund Inception Date is 4/28/2010. Returns are for the A Share Class (NAFAX) only, other share classes will vary.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 3.75% for Class A shares. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2013, to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50% for Class A shares, subject to possible recoupment from the Fund in future years. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free 1-877-68-AFRICA.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Nile Pan Africa Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-877-68-AFRICA. The prospectus should be read carefully before investing. The Nile Pan Africa Fund is distributed by Northern Lights Distributors, LLC member FINRA. Nile Capital Management, LLC is not affiliated with Northern Lights Distributors, LLC.

Mutual Funds involve risk, including possible loss of principal.  Because the Fund will invest the majority of its assets in African companies, it is highly dependent on the state of the African economy and the financial prospects of specific African companies.  Certain African markets are in only the earliest stages of development and may experience political and economic instability, capital market restrictions, unstable governments, weaker economies and less developed legal systems with fewer security holder rights.  Adverse changes in currency exchange rates may erode or reverse any potential gains from the Fund’s investments. ETF’s are subject to specific risks, depending on the nature of the underlying strategy of the fund. These risks could include liquidity risk, sector risk, as well as risks associated with fixed income securities, real estate investments, and commodities, to name a few. Non-diversification risk, as the Funds are more vulnerable to events affecting a single issuer. Investments in underlying funds that own small and mid-capitalization companies may be more vulnerable than larger, more established organizations.

Dow Jones Africa Titans 50 Index: Measures the stock performance of 50 leading companies that are headquartered or generate the majority of their revenues in Africa. Stocks are selected to the index by float-adjusted market capitalization, subject to screens for size and liquidity.

MSCI Emerging Markets Index: A market-capitalization weighted index of emerging market country indices.

MSCI Frontier Markets Index: A market-capitalization weighted index of frontier market country indices.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.  Past performance is no guarantee of future results.

You cannot invest directly in an index.

All Morningstar Data © 2013 Morningstar, Inc. Morningstar is an independent provider of financial information. Morningstar ratings and performance rankings are based on total return without sales charge relative to all share classes of mutual funds with similar objectives as determined by Morningstar. Past performance and rating are not indicative of future results

1141-NLD-5/7/2013

Nile Pan Africa Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through March 31, 2013

The Fund's performance figures* for the year ended March 31, 2013, as compared to its benchmark:

		One Year	Since Inception *
Nile Pan Africa Fund
Class A - Without Sales Load		25.46%	13.84%
Class A - With Sales Load **		18.21%	11.55%
Class C		24.56%	12.94%
Institutional Class		25.76%	9.64%
MSCI Frontier Markets Index (Since 4/28/10 - Class A and Class C)		11.62%	2.16%
MSCI Frontier Markets Index (Since 11/3/10 - Institutional Class)		11.62%	(0.50)%

Comparison of the Change in Value of a $10,000 Investment

* Class A and Class C Shares commenced operations on April 28, 2010. Institutional Class Shares commenced operations on November 3, 2010.
** Adjusted for initial maximum sales charge of 5.75%.

The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets Index consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates, and Vietnam. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, as stated in the Fund's July 2, 2012 Prospectus, are 3.75%, 4.28% and 3.51% for Class A, Class C and the Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-877-68-AFRICA (1-877-682-3742).

Portfolio Analysis
As of March 31, 2013

	Sector	% of Net Assets
	Sovereign Debt	19.40%
	Banks	13.00%
	Food	10.90%
	Retail	8.00%
	Computers	7.00%
	Oil & Gas	6.90%
	Commercial Services	4.00%
	Engineering & Construction	3.90%
	Auto Parts & Equipment	3.90%
	Other Assets in Excess of Liabilities	23.00%
	Total	100.00%

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS
March 31, 2013
Shares					Value
		COMMON STOCK - 76.2%
		ADVERTISING - 0.6%
207,700		Scan Group Ltd. *			$ 173,691

		AUTO PARTS & EQUIPMENT - 3.9%
98,977		Invicta Holdings Ltd.			1,096,889

		BANKS - 13.0%
5,400,000		First Bank of Nigeria PLC			674,149
137,398		Ghana Commercial Bank Ltd.			228,229
5,200,000		Guaranty Trust Bank PLC			855,737
40,700		Mauritius Commercial Bank *			248,505
14,858,202		United Bank for Africa PLC *			749,468
6,630,000		Zenith Bank PLC			890,410
					3,646,498
		BUILDING MATERIALS - 1.3%
384,000		Afrimat Ltd. *			354,632

		CHEMICALS - 0.3%
115,176		Rolfes Holdings Ltd.			86,971

		COMMERCIAL SERVICES - 4.0%
16,500		Aggreko PLC			446,161
338,825		Curro Holdings Ltd. *			666,687
					1,112,848
		COMPUTERS - 7.0%
167,861		EOH Holdings Ltd.			905,883
440,484		Pinnacle Technology Holdings Ltd.			1,052,885
					1,958,768
		DISTRIBUTION/WHOLESALE - 0.4%
173,710		ARB Holdings Ltd. *			101,917

		DIVERSIFIED FINANCIAL SERVICES - 2.1%
190,940		Old Mutual PLC *			587,287

		ENGINEERING & CONSTRUCTION - 3.9%
509,703		Consolidated Infrastructure Group Ltd. *			1,079,891

		FOOD - 10.9%
1,653,016		Flour Mills of Nigeria PLC			805,454
154,334		Illovo Sugar Ltd. *			533,233
96,778		Nestle Foods Nigeria PLC			579,692
332,103		Rainbow Chicken Ltd. *			589,955
1,619,089		Unilever Nigeria PLC *			548,714
					3,057,048
		HOLDING COMPANIES-DIVERSIFIED - 3.8%
2,743		Bollore SA *			1,055,698

		HOME FURNISHINGS - 1.1%
1,365,356		PZ Cussons Nigeria PLC *			316,029

		INVESTMENT COMPANY - 1.5%
1,089,603		Zeder Investments Ltd. *			419,083

		LODGING - 2.5%
294,000		New Mauritus Hotels Ltd. *			690,240

		MEDIA - 0.4%
31,000		National Media Group Ltd. *			128,713

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2013
Shares					Value
		OIL & GAS - 3.9%
329,200		Afren PLC *			$ 708,331
56,300		African Oil Corp. *			397,790
					1,106,121
		RETAIL - 8.0%
98,829		Famous Brands Ltd.			922,371
92,255		Spur Corp. Ltd.			294,590
2,924,835		UAC of Nigeria PLC			1,014,287
					2,231,248
		TELECOMMUNICATIONS - 3.8%
1,047,077		Ellies Holdings Ltd.			1,075,074

		TRANSPORTATION - 3.8%
403,000		Super Group Ltd. *			1,063,995

		TOTAL COMMON STOCK			21,342,641
		(Cost - $17,657,879)

		BONDS & NOTES - 22.4%
Principal (a)		OIL & GAS - 3.0%	Coupon Rate	Maturity Date
200,000		Afren PLC	11.500%	2/1/2016	237,000
500,000		Afren PLC	10.250%	4/8/2019	593,750
					830,750
		SOVEREIGN DEBT - 19.4%
2,800,000	GHS	Ghana Government Bond	23.000%	8/21/2017	1,666,187
1,600,000	GHS	Ghana Government Bond	24.000%	5/25/2015	910,229
2,000,000		Ivory Coast Bond	7.100%	12/31/2032	1,865,880
165,000,000	NGN	Nigeria Treasury Bill	11.702% (b)	9/5/2013	989,838
					5,432,134

		TOTAL BONDS & NOTES			6,262,884
		(Cost - $6,449,539)

Shares		SHORT-TERM INVESTMENT - 1.0%
279,117		AIM Short-Term Investments Trust Liquid Assets Portfolio, 0.02% +			279,117
		TOTAL SHORT-TERM INVESTMENT
		(Cost - $279,117)

		TOTAL INVESTMENTS - 99.6%
		(Cost - $24,386,535) (c)			$ 27,884,642
		OTHER ASSETS LESS LIABILITIES - 0.4%			119,427
		NET ASSETS - 100.00%			$ 28,004,069

* Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2013.
PLC - Public Limited Company
(a) Principal Amount is shown in US dollars unless otherwise noted.
(b) Represents yield at March 31, 2013.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,451,124 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation		$ 3,817,950
			Unrealized depreciation		(384,432)
			Net Unrealized appreciation		$ 3,433,518

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2013

Assets:
Investments in Securities at Market Value (identified cost $ 24,386,535)	$ 27,884,642
Foreign Currency (identified cost $22,499)	22,509
Receivable for Fund Shares Sold	117,783
Receivable for Securities Sold	370,551
Dividends and Interest Receivable	159,233
Prepaid Expenses and Other Assets	59,169
Total Assets	28,613,887

Liabilities:
Payable for Fund Shares Redeemed	6,452
Payable for Securities Purchased	533,508
Accrued Advisory Fees	31,831
Accrued Distribution Fees	6,883
Other Accrued Liabilities	31,144
Total Liabilities	609,818

Net Assets	$ 28,004,069

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets (Unlimited shares of no par value beneficial interest
authorized; 1,406,169 shares outstanding)	$ 20,083,211
Net Asset Value and Redemption Price Per Share (a)
($20,083,211/1,406,169 shares outstanding)	$ 14.28
Maximum Offering Price ($14.28/.9425)	$ 15.15

Class C Shares:
Net Assets (Unlimited shares of no par value beneficial interest
authorized; 241,968 shares outstanding)	$ 3,411,175
Net Asset Value, Offering Price and Redemption Price Per Share (a)
($3,411,175/241,968 shares outstanding)	$ 14.10

Institutional Class Shares:
Net Assets (Unlimited shares of no par value beneficial interest
authorized; 315,118 shares outstanding)	$ 4,509,683
Net Asset Value, Offering Price and Redemption Price Per Share (a)
($4,509,683/315,118 shares outstanding)	$ 14.31

Composition of Net Assets:
At March 31, 2013, Net Assets consisted of:
Paid-in-Interest	$ 24,115,149
Undistributed Net Investment Income	385,034
Accumulated Net Realized Gain From Investments
and Foreign Currency Transactions	12,509
Net Unrealized Appreciation on
Investments and Foreign Currency Translations	3,491,377
Net Assets	$ 28,004,069

(a) - Subject to a 2.00% redemption fee on shares redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2013

Investment Income:
Dividend Income (net of $25,890 foreign taxes)	$ 261,772
Interest Income	233,683
Total Investment Income	495,455

Expenses:
Investment Advisory Fees	260,883
Distribution Fees
Class A	28,887
Class C	37,334
Registration & Filing Fees	70,456
Administration Fees	26,891
Custody Fees	26,315
Transfer Agent Fees	20,537
Fund Accounting Fees	19,666
Insurance Expense	18,437
Audit Fees	13,535
Trustees Fees	5,130
Legal Fees	3,849
Printing Expense	2,598
Non 12B-1 Shareholder Servicing Fees	122
Miscellaneous Expenses	4,239
Total Expenses	538,879
Less: Expenses Waived and Reimbursed by Advisor	(80,690)
Net Expenses	458,189
Net Investment Income	37,266

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Gain (Loss) on:
Investments	1,489,827
Foreign Currency Transactions	(146,915)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,569,065
Foreign Currency Translations	(6,939)
Net Realized and Unrealized Gain on Investments and Foreign Currency	3,905,038

Net Increase in Net Assets Resulting From Operations	$ 3,942,304

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	March 31, 2013	March 31, 2012

Operations:
Net Investment Income	$ 37,266	$ 3,056
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,342,912	(677,653)
Net Change in Unrealized Appreciation on Investments and Foreign
Currency Translations	2,562,126	747,944
Net Increase in Net Assets Resulting From Operations	3,942,304	73,347

Distributions to Shareholders From:
Net Investment Income
Class A ($0.21 and $0.06 per share, respectively)	(188,033)	(34,297)
Class C ($0.08 and $0.05 per share, respectively)	(19,421)	(21,238)
Institutional Class ($0.24 and $0.06 per share, respectively)	(48,614)	(6,176)
Total Distributions to Shareholders	(256,068)	(61,711)

Beneficial Interest Transactions:
Class A:
Proceeds from Shares Issued (812,614 and 502,206 shares, respectively)	10,932,847	5,454,276
Distributions Reinvested (12,217 and 3,489 shares, respectively)	156,870	31,470
Cost of Shares Redeemed (139,462 and 90,693 shares, respectively)	(1,806,492)	(932,883)
Total Class A Transactions	9,283,225	4,552,863

Class C:
Proceeds from Shares Issued (74,740 and 467,708 shares, respectively)	941,870	5,297,317
Distributions Reinvested (1,357 and 2,143 shares, respectively)	17,232	19,071
Cost of Shares Redeemed (213,389 and 153,718 shares, respectively)	(2,664,441)	(1,568,035)
Total Class C Transactions	(1,705,339)	3,748,353

Institutional Class:
Proceeds from Shares Issued (213,096 and 53,624 shares, respectively)	2,903,637	554,889
Distributions Reinvested (2,121 and 339 shares, respectively)	27,253	3,063
Cost of Shares Redeemed (10,032 and 0 shares, respectively)	(131,958)	-
Total Institutional Class Transactions	2,798,932	557,952

Redemption Fees	8,741	35,172

Net Increase in Net Assets Resulting From Benefical Interest Transactions	10,385,559	8,894,340

Net Increase in Net Assets	14,071,795	8,905,976

Net Assets:
Beginning of Year	13,932,274	5,026,298
End of Year	$ 28,004,069	$ 13,932,274

Undistributed Net Investment Income at End of Year	$ 385,034	$ 42,367

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS - CLASS A
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Year	For the Year		For the Period
	Ended	Ended		Ended
	March 31, 2013	March 31, 2012		March 31, 2011*

Net Asset Value, Beginning of Period	$ 11.57	$ 11.84		$ 10.00
From Operations:
Net investment income (loss) (a)	0.05	0.04		(0.14)
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	2.86	(0.29)	(f)	1.98
Total from operations	2.91	(0.25)		1.84
From redemption fees	0.01	0.04		0.00	(d)
Distributions to shareholders from
net investment income	(0.21)	(0.06)		-
Net Asset Value, End of Period	$ 14.28	$ 11.57		$ 11.84

Total Return (b)	25.46%	(1.68)%		18.40%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 20,083	$ 8,338		$ 3,622
Ratio to average net assets:
Expenses, Gross	2.96%	3.73%		9.84%	(c)
Expenses, Net of Reimbursement	2.50%	2.50%		2.50%	(c)
Net investment loss, Gross	(0.11)%	(0.88)%		(8.61)%	(c)
Net investment income (loss), Net of Reimbursement	0.35%	0.35%		(1.26)%	(c)
Portfolio turnover rate	126%	174%		102%	(e)

*Commencement of Operations was April 28, 2010.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c) Annualized.
(d) Amount less than $0.01.
(e) Not Annualized.
(f) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS - CLASS C
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Year	For the Year		For the Period
	Ended	Ended		Ended
	March 31, 2013	March 31, 2012		March 31, 2011*

Net Asset Value, Beginning of Period	$ 11.39	$ 11.75		$ 10.00
From Operations:
Net investment loss (a)	(0.06)	(0.07)		(0.22)
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	2.84	(0.28)	(f)	1.97
Total from operations	2.78	(0.35)		1.75
From redemption fees	0.01	0.04		0.00	(d)
Distributions to shareholders from
net investment income	(0.08)	(0.05)		-
Net Asset Value, End of Period	$ 14.10	$ 11.39		$ 11.75

Total Return (b)	24.56%	(2.49)%		17.50%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 3,411	$ 4,320		$ 742
Ratio to average net assets:
Expenses, Gross	3.76%	4.26%		14.71%	(c)
Expenses, Net of Reimbursement	3.25%	3.25%		3.25%	(c)
Net investment loss, Gross	(0.98)%	(1.68)%		(13.58)%	(c)
Net investment loss, Net of Reimbursement	(0.47)%	(0.67)%		(2.11)%	(c)
Portfolio turnover rate	126%	174%		102%	(e)

*Commencement of Operations was April 28, 2010.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c) Annualized.
(d) Amount less than $0.01.
(e) Not Annualized.
(f) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Year	For the Year		For the Period
	Ended	Ended		Ended
	March 31, 2013	March 31, 2012		March 31, 2011*

Net Asset Value, Beginning of Period	$ 11.59	$ 11.85		$ 11.76
From Operations:
Net investment income (loss) (a)	0.09	0.07		(0.05)
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	2.86	(0.31)	(f)	0.14
Total from operations	2.95	(0.24)		0.09
From redemption fees	0.01	0.04		0.00	(d)
Distributions to shareholders from
net investment income	(0.24)	(0.06)		-
Net Asset Value, End of Period	$ 14.31	$ 11.59		$ 11.85

Total Return (b)	25.76%	(1.52)%		0.77%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 4,510	$ 1,274		$ 663
Ratio to average net assets:
Expenses, Gross	2.65%	3.49%		7.06%	(c)
Expenses, Net of Reimbursement	2.25%	2.25%		2.25%	(c)
Net investment income (loss), Gross	0.25%	(0.57)%		(5.74)%	(c)
Net investment income (loss), Net of Reimbursement	0.67%	0.67%		(0.92)%	(c)
Portfolio turnover rate	126%	174%		102%	(e)

*Commencement of Operations was November 3, 2010.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c) Annualized.
(d) Amount less than $0.01.
(e) Not Annualized.
(f) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2013

1.

ORGANIZATION

Nile Pan Africa Fund (the “Fund”) is a series of shares of beneficial interest of the Nile Capital Investment Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2010.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is to seek capital appreciation.

The Fund currently offers Class A, Class C and Institutional Class shares.  Class C and Institutional Class shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class is subject to a 2.00% fee on shares redeemed within 90 days.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  Class A and Class C shares commenced operations on April 28, 2010.  Institutional Class shares commenced operations on November 3, 2010.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets measured at fair value:

*Please refer to the Portfolio of Investments for industry classifications.

There were no significant transfers between Level 1 and Level 2 during the current period presented.  It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statement of Operations, if any.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded for the year ended March 31, 2013, related to uncertain tax positions taken on returns filed for open tax years 2011-2012, or expected to be taken in the Fund’s 2013 tax returns.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Nile Capital Management, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the year ended March 31, 2013, the Adviser earned advisory fees of $260,883.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2013, so that the total annual operating expenses of the Fund do not exceed 2.50% for Class A shares, 3.25% for Class C shares and 2.25% for Institutional Class shares average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During year ended March 31, 2013, the Adviser waived/reimbursed expenses of $80,690. As of March 31, 2013, the total amount of expense reimbursement subject to recapture was $364,513, of which $169,440 will expire on March 31, 2014, $114,383 will expire on March 31, 2015 and $80,690 will expire March 31, 2016.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Trustees of the Nile Capital Investment Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% and 1.00% per year of its average daily net assets for Class A shares and Class C shares, respectively, for such distribution and shareholder service activities.  For the year ended March 31, 2013, the Fund incurred distribution fees of $28,887 and $37,334 for Class A shares and Class C shares, respectively.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser will receive a quarterly fee of $250, as well as reimbursement for any reasonable expenses incurred attending the meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended March 31, 2013 amounted to $31,655,488 and $21,849,193, respectively.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

As of March 31, 2013, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from investments are primarily attributable to the tax deferral of losses on wash sales, marked to market on passive foreign investment companies and forward foreign currency contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $279,493.

Permanent book and tax differences, primarily attributable to passive foreign investment company adjustments, and realized foreign currency losses, resulted in reclassifications for the year ended March 31, 2013 as follows: a decrease in accumulated net investment loss of $561,469 and a decrease in accumulated net realized gain from investments and foreign currency transactions of $561,469.

6.

REDEMPTION FEES

The Fund may assess a redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days.  For the year ended March 31, 2013, the Fund assessed $8,741 in redemption fees.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the Act. As of March 31, 2013 Charles Schwab & Co. held approximately 29% of the voting securities of Fund shares for the benefit of others.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013

9.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Nile Pan Africa Fund and

The Board of Trustees of Nile Capital Investment Trust

We have audited the accompanying statement of assets and liabilities of Nile Pan Africa Fund (the "Fund"), a series of shares of beneficial interest of the Nile Capital Investment Trust, including the portfolio of investments, as of March 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, and for the period April 28, 2010 (commencement of operations) through March 31, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2013 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nile Pan Africa Fund as of March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the two-year period then ended, and for the period April 28, 2010 through March 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

May 30, 2013

Approval of Advisory Agreement – Nile Pan Africa Fund

In connection with the March 5, 2013 Regular Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Nile Capital Investment Trust (the “Trust”), the Board, including the Independent Trustees, discussed the approval of a Management Agreement (the “Agreement”) between the Trust and Nile Capital Management, LLC (“NCM” or the “Adviser”), on behalf of the Nile Pan Africa Fund (the “Pan Africa Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

In its consideration of the approval of the Agreement for the Pan Africa Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of NCM’s research capabilities, the quality of the firm’s compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed NCM’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Board noted that the Pan Africa Fund’s performance for the period April 28, 2010 (inception) through December 31, 2012, stating the Pan Africa Fund’s performance was 11.87% (annualized) compared to 4.43% by the MSCI Emerging Markets Index, -0.60% by the MSCI Frontier Markets Index and 3.34% by the Dow Jones Africa Titans 50 Index over the same period.  The Trustees concluded that the Adviser has provided a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Adviser’s past performance, as well as other factors relating to its track record.  The Board noted that as of December 31, 2012, the Pan Africa Fund had the highest one year return for all funds in Morningstar’s diversified emerging markets category.  The Board further noted that the Pan Africa Fund performed as intended and concluded that this strategy has the potential to deliver positive returns for the shareholders over the long-term.

Fees and Expenses.  The Board noted the Pan Africa Fund is currently paying the Adviser a management fee of 1.50% based on the average net assets of the Pan Africa Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Pan Africa Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Pan Africa Fund and the overall duties of the Adviser. The Board noted the limited amount of comparable funds with similar focus and assets invested in the continent of Africa.  The Board, including the Independent Trustees, next considered the expense ratio for the Pan Africa Fund, and expense ratios of a peer group of funds.   The Trustees concluded that the Pan Africa Fund’s advisory fees were acceptable in light of the quality of the services the Pan Africa Fund currently receives from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there are economies of scale in respect of the management of the Pan Africa Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that based on the current size of the Pan Africa Fund, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Pan Africa Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Pan Africa Fund.  It also considered the profits realized by the Adviser from other activities related to the Pan Africa Fund.  The Trustees concluded the Adviser’s level of profitability from its relationship with the Fund is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the Pan Africa Fund shareholders.

Nile Pan Africa Fund

DISCLOSURE OF FUND EXPENSES

March 31, 2013

______                _

As a shareholder of the Nile Pan Africa Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Nile Pan Africa Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Nile Pan Africa Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period*	Ending Account Value 3/31/13	Expenses Paid During Period*

Class A	2.50%	$1,000.00	$1,108.90	$13.14	$1,012.47	$12.54
Class C	3.25%	$1,000.00	$1,104.90	$17.06	$1,008.73	$16.28
Institutional Class	2.25%	$1,000.00	$1,110.10	$11.84	$1,013.71	$11.30

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE
FACTS		WHAT DOES NILE CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Nile Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Nile Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-877-682-3742

Who we are
Who is providing this notice?	Nile Capital Investment Trust
What we do
How does Nile Capital Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Nile Capital Investment Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Nile Capital Investment Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Nile Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Nile Capital Investment Trust does not jointly market.

Nile Pan Africa Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2013

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is c/o Nile Capital Management, LLC, 116 Village Blvd., Suite 200, Princeton, NJ 08540.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
David Friedensohn Age: Born 1961	Independent Trustee, 2010 to present	CEO, The Wall Street Transcript, an internet company, February 2009 to present; Adjunct Professor, University of Maryland, Baltimore County, December 2008 to present; CEO, Upoc Networks, a mobile social network software company, June 2004 until December 2006; CEO, BigStar Entertainment, a currently inactive company, February 1998 until present.	1	None
Karl E. White Age: Born 1965	Independent Trustee, 2010 to present

Managing Principal of Gracian & Co., LLC, a consulting firm, from November 2008 to present; Chief Investment Officer, Fletcher Asset Management from July 2006 to November 2008; Executive Director of MBTA Retirement Fund, a pension fund, from March 2002 to June 2006; Chairman of Ancora Pharmaceuticals, a pharmaceutical company, from October 2002 to present; Trustee for Florida A&M University from 2007 to present; Vice Chairman for the University of Massachusetts from 1999 to 2007; Director for the UMass Foundation, a university foundation, from 1999 to present; member of the Board of Governors for Tufts Medical Center, a hospital, from 2005 to present, Chairman of Roxbury Youthworks, an at-risk youth services center, from 2004 to 2007; Director for Progress Investments, an investment manager, from 2004 to 2007; member of the Advisory Board for Cresendo Ventures IV, a venture capital firm, from 2003 to present.

			1	None
Peter Feinstein Age: Born 1950	Independent Trustee/ 2010 to present	Orthopedic Surgeon/ President Orthopedic Specialists of NEPA, 1995 to present; Managing Partner of Feinstein Group, LLC, November 2012 to present; President, Feinstein Patents, LLC November 2011 to present.	1	None

Nile Pan Africa Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2013

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Larry Seruma Age: Born 1967	Interested Trustee, Jan. 2010 to present; President, March 2010 to present; Chief Compliance Officer, May 2012 to present.	Portfolio Manager for Nile Capital Management, July 2009 to present; Portfolio Manager for Proxima Alfa Investments, March 2005 to June 2009.	1	None
Robert Roach Age: Born 1962	Interested Trustee, May 2012 to present.	Chief Compliance Officer, AmericaFirst Capital Management, LLC (2012 – present); Managing Director & Chief Compliance Officer, American Foundation Investment Company. LLC (2012 – present); COO, CFO & CCO, Nile Capital Management, LLC (2009 – 2012), Treasurer & Chief Compliance Officer, Nile Capital Investment Trust (2010 – 2012);CEO, CFO & CCO, Nile Capital, LLC (2003 – 2011).	1	None
Andy Chen Age: Born 1977	Secretary and Treasurer, May 2012 to present	Principal, Research and Trading for Nile Capital Management, July 2009 to present; Quantitative Analyst for Proxima Alfa Investments, July 2005 to June 2009.	N/A	N/A
Eric Kane 80 Arkay Dr., Suite 110 Hauppauge, NY 11788 Age: Born 1981	Assistant Secretary, March 2013 to present

Staff Attorney, Gemini Fund Services, LLC (March 2013 to present), Law Clerk, Gemini Fund Services, LLC (Oct, 2009 to March, 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011), Hedge Fund Administrator, Gemini Fund Services, LLC (January 2008 to August 2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (October 2006 to January 2008)

N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Nile Capital Investment Trust.

The Fund’s Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-877-68-AFRICA (1-877-682-3742) to request a copy of the SAI or to make shareholder inquiries.

Investment Advisor

Nile Capital Management, LLC

116 Village Blvd., Suite 200

Princeton, NJ 08540

Distributor

Northern Lights Distributors, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Administrator

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Peter A. Feinstein, David Friedenshohn and Karl E. White are considered audit committee financial experts (Financial Expert), as defined in Item 3 of Form N-CSR.  Each Financial Expert is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2013

$ 13,000

FY 2012

$ 13,500

FY 2011

$ 13,500

(b)

Audit-Related Fees

FY 2013

$ 0

FY 2012

$ 0

FY 2011

$ 0

Tax Fees

(c)

FY 2013

            $ 2,000

FY 2012

            $ 2,000

FY 2011

            $ 2,000

(d)

All Other Fees

FY 2013

$ 0

FY 2012

$ 0

FY 2011

$ 0

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2013 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

     0%

     0%

Tax Fees:

     0%

     0%

All Other Fees:

     0%

     0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2013

$2,000

              $ None

FY 2012

$2,000

              $ None

FY 2011

$2,000

 $ None

(h)

Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Sarbanes Oxley Code of Ethics filed herewith..

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/

       Larry Seruma, President

Date: 6/10/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/

        Larry Seruma, President

Date: 6/10/13

By (Signature and Title)

/s/

       Andy Chen, Secretary and Treasurer

Date: 6/10/13